Guinness Atkinson Global Innovators Fund
SUMMARY SECTION Global Innovators Fund
Investment Objective
The Global Innovators Fund’s investment objective is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Innovators Fund:
Shareholder Fees - Guinness Atkinson Global Innovators Fund		Investor Class	Institutional Class
Shareholder Fees (fees paid directly from your investment)	[1]	none	none
[1]	The Fund charges a $15 fee for each payment of redemption proceeds by wire transfer.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses - Guinness Atkinson Global Innovators Fund		Investor Class	Institutional Class
Management Fees:		0.75%	0.75%
Distribution (12b-1) Fees:		none	none
Shareholder Servicing Plan Fees		0.21%	none
Interest Expense		0.01%	0.01%
All Other Expenses		0.33%	0.37%
Other Expenses:		0.55%	0.38%
Total Annual Fund Operating Expenses:	[1]	1.30%	1.13%
Fee Waiver/Expense Reimbursement:	[1]	(0.05%)	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement:	[1]	1.25%	1.00%
[1]	The Advisor has contractually agreed to reimburse expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, dividends on short position and extraordinary expenses) in order to limit the Total Annual Operating Expenses for Investor Class shares and for Institutional Class shares to 1.24% and 0.99% respectively through June 30, 2020. For each share classto the extent that the Advisor absorbs expenses to satisfy this cap, it may recoup a portion or all of such amounts absorbed at any time within three fiscal years after the fiscal year in which such amounts were absorbed, subject to the expense cap in place at the time recoupment is sought, which cannot exceed the expense cap at the time of waiver. The expense limitation agreement may be terminated by the Board of the Fund at any time without penalty upon 60 days' notice.

Example

This example is intended to help you compare the cost of investing in the Global Innovators Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of the those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Guinness Atkinson Global Innovators Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class	127	406	707	1,563
Institutional Class	102	344	608	1,361

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28.93% of the average value of its portfolio.

Principal Investment Strategies

The Global Innovators Fund invests in equity securities of companies that the Advisor believes are positioned for growth due to advances in technology, communications, globalism or innovative management. The Fund invests in companies that the Advisor believes can create value through original thinking. The Fund will consider all companies in the world’s developed stock markets, such as the United States, the United Kingdom, Canada, Japan, Hong Kong, Singapore, Australia, New Zealand and other stock markets in the European Union. The Fund also may consider investments in emerging stock markets, such as in China, Korea, Taiwan, Malaysia, Thailand, South Africa and Mexico. The Fund considers “emerging stock markets” to be stock markets in countries considered to be emerging market countries by any of the World Bank, the International Monetary Fund or any widely-recognized index of emerging market securities (e.g., Dow Jones, FTSE, S&P, MSCI). The Advisor will invest the Fund’s assets in a company’s securities without regard to the issuer’s market capitalization. The Fund expects that normally, at least 40% of the Fund’s assets will be invested in global securities. For this purpose, “global securities” means securities issued by companies with significant business activities outside the U.S. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

The Fund is designed for investors who seek long-term capital appreciation through focused investment in companies, wherever located, that the Advisor believes are positioned to benefit from innovations in technology, communication, globalism or management strategies.

Principal Risks

Your investment in the Fund is subject to the risks common to all mutual funds that invest in equity securities, and there can be no assurance that the Fund will achieve its investment objective. Risks associated with investments in the Fund can increase during times of market volatility. Investing in this Fund may be more risky than investing in a fund that only invests in U.S. securities due to increased volatility of foreign markets. You may lose money by investing in this Fund. The principal risks are:

Market Risk. The stock markets in which the Fund invests may experience periods of volatility and instability. These fluctuations may cause a security to be worth less than it was at the time of purchase. Market risk applies to individual securities, a particular sector or the entire economy.

Equity Securities Risk. The market value of an equity security may fluctuate, sometimes rapidly and unpredictably. A variety of factors can negatively impact the value of common stocks, including a company’s financial condition, as well as economic factors such as interest rates and inflation rates and non-economic factors such as political events.

Foreign Securities Risk. Foreign securities experience more volatility than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information, differences in accounting audit or reporting standards, fluctuations in currency exchange rates and the risks that a foreign government may take over assets, restrict the ability to exchange currency or restrict the delivery of securities.

Emerging Markets Risk. All of the risks of investing in foreign securities are heightened by investing in emerging markets. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Industry Risks. The technology, internet and communications industries or sectors are extremely competitive and subject to rapid rates of change. The competitive nature of these industries or sectors and rapid rate of change places a challenge on the management of these companies to be successful. The Fund may have more investments in these areas than other equity funds that do not focus on companies implementing innovation.

Market Capitalization Risk. The Fund invests without regard to capitalization, and will invest in small-capitalization or mid-capitalization companies, which are generally more risky than investments in larger companies; the securities of small- and mid-cap companies may be subject to greater volatility and may have lower liquidity.

Management Risk. There is a risk that the investment strategy does not achieve the Fund’s objective, or that the portfolio manager’s judgment as to the growth, income or dividend potential or value of a security proves to be wrong, or that the Advisor does not implement the strategy properly.

For more information on the risks of investing in this Fund please see the Principal Risks and Risks of Investing in Our Funds in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Performance

The annual returns bar chart demonstrates the risks of investing in the Global Innovators Fund by showing how the performance of the Fund’s Investor Class shares has varied from year to year. The table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of two broad-based securities market indices. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website: www.gafunds.com.

During the period shown in the bar chart, the best performance for a quarter was 21.12% (for the quarter ended June 30, 2009). The worst performance was -17.31% (for the quarter ended June 30, 2010).
Average Annual Total Returns as of 12/31/18
Average Annual Total Returns - Guinness Atkinson Global Innovators Fund		1 Year	5 Years	10 Years
Investor Class		(16.80%)	6.03%	14.00%
Investor Class | After Taxes on Distributions	[1]	(18.14%)	5.20%	13.53%
Investor Class | After Taxes on Distributions and Sales	[1]	(8.90%)	4.67%	11.81%
Institutional Class	[2]	(16.59%)	6.19%	14.09%
MSCI World Index (Net Return) (Reflects No Deductions for Fees and Expenses)		(8.71%)	4.56%	9.66%
Nasdaq Composite Index		(2.81%)	11.06%	16.85%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns are shown for Investor Class Shares only and after-tax returns for classes other than Investor Class will vary from returns shown for Investor Class.
[2]	The Fund's Institutional Class shares were issued on December 31, 2015. Performance information shown for the Institutional Class prior to December 31, 2015, is based on the performance of the Investor Class.